As filed with the Securities and Exchange Commission on August 15, 2011

File Nos. 033-12113

811-05028

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 211	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 274	☒

PIMCO Funds

(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Brendan C. Fox, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (August 19, 2011) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 211 to the Registration Statement of PIMCO Funds (the “Trust” or the “Registrant”) on Form N-1A (File No. 033-12113) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 185, which was filed with the Securities and Exchange Commission on March 9, 2011. This Post-Effective Amendment No. 211 is filed solely for the purpose of designating August 19, 2011 as the new effective date of Post-Effective Amendment No. 185, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 209 to the Trust’s Registration Statement, as filed July 18, 2011, Post-Effective Amendment No. 207 to the Trust’s Registration Statement, as filed June 17, 2011, Post-Effective Amendment No. 206 to the Trust’s Registration Statement, as filed June 10, 2011 and Post-Effective Amendment No. 205 to the Trust’s Registration Statement, as filed June 3, 2011. This Post-Effective Amendment does not affect the currently effective prospectus and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 211 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 15th day of August, 2011.

PIMCO FUNDS
(Registrant)

By:
Brent R. Harris*, President

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox
as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	August 15, 2011

William J. Popejoy*	Trustee	August 15, 2011

Vern O. Curtis*	Trustee	August 15, 2011

E. Philip Cannon*	Trustee	August 15, 2011

J. Michael Hagan*	Trustee	August 15, 2011

Douglas M. Hodge*	Trustee	August 15, 2011

Ronald C. Parker*	Trustee	August 15, 2011

Brent R. Harris*	President (Principal Executive Officer)	August 15, 2011

John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)	August 15, 2011

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 177 to Registration Statement No. 033-12113 on July 27, 2010.